Summary of significant accounting practices (Details 1)	12 Months Ended
	Dec. 31, 2023 R$ / $ R$ / $	Dec. 31, 2022 R$ / $ R$ / $
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Final Rate	4.8413	5.2177
Average rate	4.9959	5.1630
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Final Rate	0.0060	0.0295
Average rate	0.0192	0.0406